COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2017	$ 12,812
2018	4,849
2019	2,294
2020	187
2021 and thereafter	113
Operating Leases, Future Minimum Payments Due, Total	$ 20,255